Net loss per share - Schedule of Anti-dilutive Securities (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Antidilutive Securities
Total potentially dilutive securities	12,662,415	7,604,736	12,662,415	7,604,736
Unvested restricted incentive shares and units
Antidilutive Securities
Total potentially dilutive securities	916,072	1,105,300	916,072	1,105,300
Share options
Antidilutive Securities
Total potentially dilutive securities	8,481,037	6,499,436	8,481,037	6,499,436
Warrants
Antidilutive Securities
Total potentially dilutive securities	3,265,306	0	3,265,306	0